Distribution Date:	02/12/24	COMM 2015-DC1 Mortgage Trust
Determination Date:	02/06/24
Next Distribution Date:	03/12/24
Record Date:	01/31/24	COMM 2015-DC1 Mortgage Trust
Series 2015-DC1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	4		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	5		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	KeyBank National Association
Exchangeable Certificate Detail	6
			www.key.com/key2cre		Surveillance_Inquiries@KeyBank.com
Additional Information	7
			11501 Outlook Street, Suite 300 | Overland Park , KS 66211 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Special Servicer	Rialto Capital Advisors, LLC
Bond / Collateral Reconciliation - Balances	9		General	(305) 229-6465
Current Mortgage Loan and Property Stratification	10-14		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 1)	15-16	Operating Advisor	Park Bridge Lender Services LLC
Mortgage Loan Detail (Part 2)	17-18		David Rodgers	(212) 230-9025
Principal Prepayment Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Delinquency Loan Detail	21		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	22				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 1	23
		Controlling Class	RREF II CMBS AIV, L.P.
Specially Serviced Loan Detail - Part 2	24-26	Representative
Modified Loan Detail	27		-
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	12629NAA3	1.488000%	38,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	12629NAB1	2.870000%	172,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	12629NAC9	3.219000%	120,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	12629NAD7	3.142000%	68,500,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-4	12629NAE5	3.078000%	200,000,000.00	149,264,745.43	1,342,864.65	382,864.07	0.00	0.00	1,725,728.72	147,921,880.78	44.23%	30.00%
A-5	12629NAF2	3.350000%	382,593,000.00	382,593,000.00	0.00	1,068,072.13	0.00	0.00	1,068,072.13	382,593,000.00	44.23%	30.00%
A-M	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00	34.28%	23.25%
B	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00	25.80%	17.50%
C	12629NAL9	4.274328%	63,122,000.00	63,122,000.00	0.00	224,836.80	0.00	0.00	224,836.80	63,122,000.00	19.17%	13.00%
D	12629NAX3	4.274328%	71,888,000.00	71,888,000.00	0.00	256,060.77	0.00	0.00	256,060.77	71,888,000.00	11.61%	7.88%
E	12629NAZ8	3.010000%	29,808,000.00	29,808,000.00	0.00	74,768.40	0.00	0.00	74,768.40	29,808,000.00	8.48%	5.75%
F	12629NBB0	3.010000%	14,027,000.00	14,027,000.00	0.00	30,254.67	0.00	0.00	30,254.67	14,027,000.00	7.00%	4.75%
G*	12629NBD6	3.010000%	24,547,000.00	24,547,000.00	0.00	0.00	0.00	0.00	0.00	24,547,000.00	4.42%	3.00%
H	12629NBF1	3.010000%	42,081,764.00	42,080,646.52	0.00	0.00	0.00	0.00	0.00	42,080,646.52	0.00%	0.00%
HIX	12629NBH7	7.801930%	13,000,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
V	12629NBK0	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12629NBM6	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
LR	12629NBP9	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,415,704,767.00	952,668,391.95	1,342,864.65	2,601,892.45	0.00	0.00	3,944,757.10	951,325,527.30

X-A	12629NAG0	0.932610%	1,076,575,000.00	626,539,745.43	0.00	486,931.18	0.00	0.00	486,931.18	625,196,880.78
X-B	12629NAM7	0.134257%	143,778,000.00	143,778,000.00	0.00	16,086.06	0.00	0.00	16,086.06	143,778,000.00
X-C	12629NAP0	0.000000%	71,888,000.00	71,888,000.00	0.00	0.00	0.00	0.00	0.00	71,888,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-D	12629NAR6	1.264328%	29,808,000.00	29,808,000.00	0.00	31,405.92	0.00	0.00	31,405.92	29,808,000.00
X-E	12629NAT2	1.264328%	38,574,000.00	38,574,000.00	0.00	40,641.84	0.00	0.00	40,641.84	38,574,000.00
X-F	12629NAV7	1.264328%	42,081,764.00	42,080,646.52	0.00	44,336.46	0.00	0.00	44,336.46	42,080,646.52
Notional SubTotal			1,402,704,764.00	952,668,391.95	0.00	619,401.46	0.00	0.00	619,401.46	951,325,527.30

Deal Distribution Total					1,342,864.65	3,221,293.91	0.00	0.00	4,564,158.56

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12629NAA3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	12629NAB1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	12629NAC9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	12629NAD7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	12629NAE5	746.32372715	6.71432325	1.91432035	0.00000000	0.00000000	0.00000000	0.00000000	8.62864360	739.60940390
A-5	12629NAF2	1,000.00000000	0.00000000	2.79166668	0.00000000	0.00000000	0.00000000	0.00000000	2.79166668	1,000.00000000
A-M	12629NAH8	1,000.00000000	0.00000000	3.10333337	0.00000000	0.00000000	0.00000000	0.00000000	3.10333337	1,000.00000000
B	12629NAJ4	1,000.00000000	0.00000000	3.36250000	0.00000000	0.00000000	0.00000000	0.00000000	3.36250000	1,000.00000000
C	12629NAL9	1,000.00000000	0.00000000	3.56194037	0.00000000	0.00000000	0.00000000	0.00000000	3.56194037	1,000.00000000
D	12629NAX3	1,000.00000000	0.00000000	3.56194038	0.00000000	0.00000000	0.00000000	0.00000000	3.56194038	1,000.00000000
E	12629NAZ8	1,000.00000000	0.00000000	2.50833333	0.00000000	0.00000000	0.00000000	0.00000000	2.50833333	1,000.00000000
F	12629NBB0	1,000.00000000	0.00000000	2.15688814	0.35144507	0.35144507	0.00000000	0.00000000	2.15688814	1,000.00000000
G	12629NBD6	1,000.00000000	0.00000000	0.00000000	2.50833340	8.21353567	0.00000000	0.00000000	0.00000000	1,000.00000000
H	12629NBF1	999.97344503	0.00000000	0.00000000	2.50826676	118.59893777	0.00000000	0.00000000	0.00000000	999.97344503
HIX	12629NBH7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
V	12629NBK0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12629NBM6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
LR	12629NBP9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12629NAG0	581.97500911	0.00000000	0.45229657	0.00000000	0.00000000	0.00000000	0.00000000	0.45229657	580.72766020
X-B	12629NAM7	1,000.00000000	0.00000000	0.11188123	0.00000000	0.00000000	0.00000000	0.00000000	0.11188123	1,000.00000000
X-C	12629NAP0	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-D	12629NAR6	1,000.00000000	0.00000000	1.05360709	0.00000000	0.00000000	0.00000000	0.00000000	1.05360709	1,000.00000000
X-E	12629NAT2	1,000.00000000	0.00000000	1.05360709	0.00000000	0.00000000	0.00000000	0.00000000	1.05360709	1,000.00000000
X-F	12629NAV7	999.97344503	0.00000000	1.05357893	0.00000000	0.00000000	0.00000000	0.00000000	1.05357893	999.97344503

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-4	01/01/24 - 01/30/24	30	0.00	382,864.07	0.00	382,864.07	0.00	0.00	0.00	382,864.07	0.00
A-5	01/01/24 - 01/30/24	30	0.00	1,068,072.13	0.00	1,068,072.13	0.00	0.00	0.00	1,068,072.13	0.00
X-A	01/01/24 - 01/30/24	30	0.00	486,931.18	0.00	486,931.18	0.00	0.00	0.00	486,931.18	0.00
X-B	01/01/24 - 01/30/24	30	0.00	16,086.06	0.00	16,086.06	0.00	0.00	0.00	16,086.06	0.00
X-C	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
X-D	01/01/24 - 01/30/24	30	0.00	31,405.92	0.00	31,405.92	0.00	0.00	0.00	31,405.92	0.00
X-E	01/01/24 - 01/30/24	30	0.00	40,641.84	0.00	40,641.84	0.00	0.00	0.00	40,641.84	0.00
X-F	01/01/24 - 01/30/24	30	0.00	44,336.46	0.00	44,336.46	0.00	0.00	0.00	44,336.46	0.00
A-M	01/01/24 - 01/30/24	30	0.00	293,829.81	0.00	293,829.81	0.00	0.00	0.00	293,829.81	0.00
B	01/01/24 - 01/30/24	30	0.00	271,205.80	0.00	271,205.80	0.00	0.00	0.00	271,205.80	0.00
C	01/01/24 - 01/30/24	30	0.00	224,836.80	0.00	224,836.80	0.00	0.00	0.00	224,836.80	0.00
D	01/01/24 - 01/30/24	30	0.00	256,060.77	0.00	256,060.77	0.00	0.00	0.00	256,060.77	0.00
E	01/01/24 - 01/30/24	30	0.00	74,768.40	0.00	74,768.40	0.00	0.00	0.00	74,768.40	0.00
F	01/01/24 - 01/30/24	30	0.00	35,184.39	0.00	35,184.39	4,929.72	0.00	0.00	30,254.67	4,929.72
G	01/01/24 - 01/30/24	30	140,045.60	61,572.06	0.00	61,572.06	61,572.06	0.00	0.00	0.00	201,617.66
H	01/01/24 - 01/30/24	30	4,885,300.22	105,552.29	0.00	105,552.29	105,552.29	0.00	0.00	0.00	4,990,852.51
HIX	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Totals			5,025,345.82	3,393,347.98	0.00	3,393,347.98	172,054.07	0.00	0.00	3,221,293.91	5,197,399.89

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

				Exchangeable Certificate Detail
		Pass-Through					Prepayment
Class	CUSIP	Rate	Original Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Interest
A-M (Cert)	12629NAH8	3.724000%	94,682,000.00	94,682,000.00	0.00	293,829.81	0.00	0.00	293,829.81	94,682,000.00
A-M (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	12629NAJ4	4.035000%	80,656,000.00	80,656,000.00	0.00	271,205.80	0.00	0.00	271,205.80	80,656,000.00
B (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	12629NAL9	4.274328%	63,122,000.00	63,122,000.00	0.00	224,836.80	0.00	0.00	224,836.80	63,122,000.00
C (PEZ)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			238,460,000.03	238,460,000.00	0.00	789,872.41	0.00	0.00	789,872.41	238,460,000.00

Exchangeable Certificate Details
PEZ	12629NAK1	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 31

	Additional Information
Total Available Distribution Amount (1)	4,564,158.56
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,515,870.29	Master Servicing Fee	5,235.11
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	0.00
Interest Adjustments	0.00	Trustee Fee	2,625.13
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	410.18
ARD Interest	0.00	Operating Advisor Fee	1,140.30
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00	Total Fees	9,410.72
Total Interest Collected	3,515,870.29

Principal		Expenses/Reimbursements
Scheduled Principal	1,342,864.74	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	149,615.29
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	17,827.11
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	4,611.67
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,342,864.74	Total Expenses/Reimbursements	172,054.07

		Interest Reserve Deposit	113,111.60

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,221,293.91
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,342,864.65
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,564,158.56
Total Funds Collected	4,858,735.03	Total Funds Distributed	4,858,734.95

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	952,668,391.95	952,668,391.95	Beginning Certificate Balance	952,668,391.95
(-) Scheduled Principal Collections	1,342,864.74	1,342,864.74	(-) Principal Distributions	1,342,864.65
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	(0.09)	(0.09)	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	951,325,527.30	951,325,527.30	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	953,078,444.28	953,078,444.28	Ending Certificate Balance	951,325,527.30
Ending Actual Collateral Balance	951,780,154.97	951,780,154.97

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.27%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP
7,499,999 or less	13	61,809,683.99	6.50%	11	4.5251	1.589045	1.00 or less	7	178,847,361.18	18.80%	(4)	4.1790	0.596016
7,500,000 to 14,999,999	7	75,482,879.17	7.93%	11	4.3124	1.735250	1.01 to 1.29	4	118,401,824.90	12.45%	10	4.4045	1.165664
15,000,000 to 24,999,999	6	111,102,271.63	11.68%	9	4.4694	1.129428	1.30 to 1.34	0	0.00	0.00%	0	0.0000	0.000000
25,000,000 to 49,999,999	8	235,354,291.97	24.74%	0	3.9370	2.375394	1.35 to 1.44	3	22,245,441.51	2.34%	11	4.1951	1.390859
50,000,000 to 74,999,999	1	69,058,429.27	7.26%	11	4.3000	1.240000	1.45 to 1.74	6	90,740,641.86	9.54%	10	4.4711	1.527505
75,000,000 or greater	2	176,575,218.70	18.56%	11	4.4857	1.434768	1.75 to 1.99	3	108,870,867.33	11.44%	11	4.1562	1.911794
Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560	2.00 to 2.99	12	176,696,637.95	18.57%	10	4.4006	2.424411
							3.00 or greater	2	33,580,000.00	3.53%	10	3.5544	6.016510
							Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	17	221,942,752.57	23.33%	11	4.3243	NAP
							Defeased	17	221,942,752.57	23.33%	11	4.3243	NAP
Arkansas	1	100,075,218.70	10.52%	11	4.1300	1.920000
							Industrial	2	11,877,005.88	1.25%	10	4.2774	2.932940
California	10	83,857,826.80	8.81%	10	4.3304	1.050120
							Lodging	10	96,982,251.37	10.19%	10	4.2026	3.114123
Colorado	2	6,843,412.03	0.72%	10	4.6199	1.839147
							Mixed Use	3	88,831,854.47	9.34%	11	4.8467	0.684777
Connecticut	1	21,660,000.00	2.28%	7	4.5520	1.530000
							Mobile Home Park	1	16,267,697.65	1.71%	10	4.5000	2.280000
Florida	4	17,418,263.34	1.83%	10	4.5921	2.394862
							Multi-Family	5	43,161,210.72	4.54%	11	4.2800	1.280666
Illinois	2	26,864,707.62	2.82%	10	4.4359	2.492572
							Office	8	189,951,545.61	19.97%	10	4.3456	1.402835
Indiana	1	3,933,173.61	0.41%	11	4.4280	0.540000
							Other	3	87,660,000.00	9.21%	(18)	3.5418	1.712295
Louisiana	1	4,691,093.53	0.49%	11	4.4750	1.540000
							Retail	12	187,651,209.04	19.73%	11	4.2905	1.760836
Maryland	2	20,979,477.42	2.21%	11	4.3147	1.507350
							Self Storage	1	7,000,000.00	0.74%	11	4.2100	2.240000
Minnesota	3	43,638,701.87	4.59%	11	4.3165	1.599982
							Totals	62	951,325,527.30	100.00%	8	4.2857	1.692560
Mississippi	1	3,290,885.10	0.35%	9	4.5700	1.200000

New Jersey	1	2,157,696.74	0.23%	11	4.5000	2.100000

New Mexico	1	16,267,697.65	1.71%	10	4.5000	2.280000

New York	7	213,831,016.55	22.48%	(1)	4.1211	1.732757

North Carolina	3	41,164,657.81	4.33%	11	4.4784	2.797908

Ohio	1	3,276,235.28	0.34%	8	4.7325	1.900000

Pennsylvania	1	69,058,429.27	7.26%	11	4.3000	1.240000

Texas	2	23,674,281.42	2.49%	10	4.4384	1.018944

Utah	1	26,700,000.00	2.81%	9	4.2400	2.250000

Totals	62	951,325,527.30	100.00%	8	4.2857	1.692560

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP
	4.4999% or less	21	475,749,465.11	50.01%	5	4.0389	1.853151	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	12	162,290,344.22	17.06%	10	4.5864	1.770252	13 to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.75000% or greater	4	91,342,965.40	9.60%	11	4.9432	0.917289	25 to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560	37 to 48 months	0	0.00	0.00%	0	0.0000	0.000000
								49 months or greater	37	729,382,774.73	76.67%	7	4.2740	1.717504
								Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP
	60 months or less	37	729,382,774.73	76.67%	7	4.2740	1.717504	Interest Only	6	180,780,000.00	19.00%	11	4.4451	2.176012
	61 to 105 months	0	0.00	0.00%	0	0.0000	0.000000	120 months or less	3	87,660,000.00	9.21%	(18)	3.5418	1.712295
	106 to 118 months	0	0.00	0.00%	0	0.0000	0.000000	121 months to 240 months	3	22,665,429.84	2.38%	10	4.6369	2.231958
	119 months or greater	0	0.00	0.00%	0	0.0000	0.000000	241 months or more	25	438,277,344.89	46.07%	10	4.3311	1.502817
	Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560	Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	16	221,942,752.57	23.33%	11	4.3243	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	30	613,799,711.33	64.52%	6	4.2387	1.697181
	13 to 24 months	4	45,149,689.32	4.75%	9	4.3798	1.628881
	25 months or greater	3	70,433,374.08	7.40%	11	4.5138	1.951424
	Totals	53	951,325,527.30	100.00%	8	4.2857	1.692560
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	10096657	RT	Rogers	AR	Actual/360	4.130%	356,741.74	234,885.39	0.00	N/A	01/01/25	--	100,310,104.00	100,075,218.70	02/06/24
4	10096660	OF	Marshall Township	PA	Actual/360	4.300%	256,183.20	128,331.91	0.00	N/A	01/01/25	--	69,186,761.18	69,058,429.27	02/06/24
5	10096661	MU	New York	NY	Actual/360	4.951%	326,147.13	0.00	0.00	N/A	01/06/25	--	76,500,000.00	76,500,000.00	12/06/23
6	10096662	OF	Englewood Cliffs	NJ	Actual/360	4.085%	195,009.67	92,458.19	0.00	N/A	02/06/25	--	55,437,659.54	55,345,201.35	02/06/24
7	10096663	98	New York	NY	Actual/360	2.307%	79,459.89	0.00	0.00	11/05/19	04/05/35	--	40,000,000.00	40,000,000.00	02/05/24
8	10096664	RT	New York	NY	Actual/360	4.400%	140,188.89	0.00	0.00	N/A	01/06/25	--	37,000,000.00	37,000,000.00	05/06/20
10	10096666	OF	Menlo Park	CA	Actual/360	4.210%	109,593.64	49,526.69	0.00	N/A	01/06/25	--	30,230,412.31	30,180,885.62	02/06/24
11	10096667	MU	Beverly	MA	Actual/360	4.551%	105,996.36	59,152.96	0.00	N/A	02/06/25	--	27,047,362.73	26,988,209.77	02/06/24
12	10096668	OF	Rye Brook	NY	Actual/360	4.695%	120,704.22	45,396.32	0.00	N/A	11/05/24	--	29,856,999.52	29,811,603.20	02/05/24
13	10096669	RT	Somerville	MA	Actual/360	4.287%	95,607.77	55,095.29	0.00	N/A	01/06/25	--	25,898,851.37	25,843,756.08	02/06/24
14	10096670	OF	Plymouth	MN	Actual/360	4.188%	92,724.79	42,294.87	0.00	N/A	01/06/25	--	25,711,653.81	25,669,358.94	02/06/24
15	10096671	OF	West Valley City	UT	Actual/360	4.240%	97,484.67	0.00	0.00	N/A	11/05/24	--	26,700,000.00	26,700,000.00	02/05/24
16	10096672	LO	Various	Various	Actual/360	4.270%	92,693.52	36,057.88	0.00	N/A	12/06/24	--	25,209,387.71	25,173,329.83	02/06/24
17	10096673	98	WinstonSalem	NC	Actual/360	4.600%	102,988.89	0.00	0.00	01/05/25	01/05/45	--	26,000,000.00	26,000,000.00	10/05/23
18	10096674	LO	New York	NY	Actual/360	3.350%	72,118.06	0.00	0.00	N/A	12/06/24	--	25,000,000.00	25,000,000.00	02/06/24
19	10096675	OF	Mountain View	CA	Actual/360	4.390%	78,302.22	33,735.95	0.00	N/A	08/05/24	--	20,713,352.04	20,679,616.09	02/05/24
20	10096676	98	Wallingford	CT	Actual/360	4.552%	84,902.39	0.00	0.00	09/05/24	09/05/44	--	21,660,000.00	21,660,000.00	02/05/24
21	10093562	LO	Bloomington	MN	Actual/360	4.500%	69,786.84	40,163.87	0.00	N/A	12/06/24	--	18,009,506.80	17,969,342.93	02/06/24
22	10096678	LO	Rosemont	IL	Actual/360	4.570%	72,083.86	32,641.01	0.00	N/A	11/05/24	--	18,317,348.63	18,284,707.62	02/05/24
25	10096681	MH	Various	NM	Actual/360	4.500%	63,180.20	36,869.65	0.00	N/A	12/06/24	--	16,304,567.30	16,267,697.65	02/06/24
26	10096682	MF	San Marcos	TX	Actual/360	4.282%	59,989.21	26,433.56	0.00	N/A	12/06/24	--	16,267,340.90	16,240,907.34	02/06/24
27	10096683	MF	Houston	TX	Actual/360	4.397%	48,469.84	26,617.72	0.00	N/A	02/06/25	--	12,801,354.65	12,774,736.93	02/06/24
28	10096684	MU	San Francisco	CA	Actual/360	4.200%	44,703.82	28,648.76	0.00	N/A	01/06/25	--	12,360,503.23	12,331,854.47	06/06/23
29	10093747	MF	Baltimore	MD	Actual/360	4.100%	46,728.95	22,126.82	0.00	N/A	01/06/25	--	13,235,580.86	13,213,454.04	02/06/24
30	10096686	RT	Bakersfield	CA	Actual/360	4.450%	48,729.41	20,028.20	0.00	N/A	12/05/24	--	12,716,628.77	12,696,600.57	02/05/24
31	10096687	Various Various		Various	Actual/360	4.500%	43,187.44	24,708.39	0.00	N/A	01/06/25	--	11,145,145.43	11,120,437.04	02/06/24
32	10093565	LO	Naples	FL	Actual/360	4.500%	38,450.44	33,529.87	0.00	N/A	01/06/25	--	9,922,695.41	9,889,165.54	02/06/24
35	10096691	OF	Burbank	CA	Actual/360	4.200%	35,417.60	18,374.29	0.00	N/A	01/06/25	--	9,792,883.96	9,774,509.67	02/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 31

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
37	10093804	MF	Houston	TX	Actual/360	4.490%	33,942.57	16,833.57	0.00	N/A	01/06/25	--	8,778,881.32	8,762,047.75	02/06/24
39	10096695	SS	Harahan	LA	Actual/360	4.350%	30,103.28	14,699.78	0.00	N/A	01/06/25	--	8,036,469.90	8,021,770.12	02/06/24
40	10096696	LO	Baytown	TX	Actual/360	4.779%	30,655.73	15,926.58	0.00	N/A	12/06/24	--	7,449,300.66	7,433,374.08	12/06/22
41	10093796	RT	Severna Park	MD	Actual/360	4.680%	31,353.18	13,922.50	0.00	N/A	01/06/25	--	7,779,945.88	7,766,023.38	02/06/24
42	10096698	IN	Mount Prospect	IL	Actual/360	4.150%	30,661.58	0.00	0.00	N/A	01/06/25	--	8,580,000.00	8,580,000.00	02/06/24
43	10093871	MF	Parma Heights	OH	Actual/360	4.130%	24,854.96	16,364.96	0.00	N/A	01/06/25	--	6,988,819.11	6,972,454.15	02/06/24
45	10096701	RT	Eugene	OR	Actual/360	4.330%	28,438.97	12,285.07	0.00	N/A	12/05/24	--	7,627,229.94	7,614,944.87	02/05/24
46	10096702	IN	Doral	FL	Actual/360	4.250%	24,163.76	15,191.43	0.00	N/A	01/06/25	--	6,602,621.41	6,587,429.98	02/06/24
48	10096704	RT	Valley Springs	CA	Actual/360	4.400%	26,292.77	12,516.20	0.00	N/A	02/06/25	--	6,939,440.58	6,926,924.38	02/06/24
49	10096705	MH	Montgomery	AL	Actual/360	4.837%	24,846.14	12,564.05	0.00	N/A	01/06/25	--	5,965,180.99	5,952,616.94	02/06/24
50	10096706	SS	San Jose	CA	Actual/360	4.210%	25,376.94	0.00	0.00	N/A	01/06/25	--	7,000,000.00	7,000,000.00	02/06/24
52	10096708	MF	Palo Alto	CA	Actual/360	4.143%	19,612.93	11,957.32	0.00	N/A	01/06/25	--	5,497,538.64	5,485,581.32	02/06/24
53	10096709	OF	Ronkonkoma	NY	Actual/360	4.290%	20,430.11	10,956.95	0.00	N/A	01/05/25	--	5,530,370.30	5,519,413.35	02/05/24
55	10096711	LO	Jacksonville	NC	Actual/360	5.150%	20,826.56	9,477.90	0.00	N/A	12/06/24	--	4,696,247.92	4,686,770.02	02/06/24
56	10096712	SS	Jupiter	FL	Actual/360	4.600%	18,175.15	10,020.29	0.00	N/A	01/06/25	--	4,588,396.73	4,578,376.44	02/06/24
57	10096713	RT	Shreveport	LA	Actual/360	4.475%	18,109.42	8,413.63	0.00	N/A	01/06/25	--	4,699,507.16	4,691,093.53	02/06/24
58	10096714	MF	Belleair Bluffs	FL	Actual/360	4.865%	18,001.66	8,957.01	0.00	N/A	02/06/25	--	4,297,051.42	4,288,094.41	02/06/24
59	10096715	MF	DeSoto	TX	Actual/360	4.500%	15,308.98	8,758.57	0.00	N/A	01/06/25	--	3,950,704.78	3,941,946.21	02/06/24
60	10096716	MF	Vincennes	IN	Actual/360	4.428%	15,030.87	8,833.90	0.00	N/A	01/06/25	--	3,942,007.51	3,933,173.61	02/06/24
62	10096718	RT	Columbus	OH	Actual/360	4.732%	13,396.48	11,075.30	0.00	N/A	10/06/24	--	3,287,310.58	3,276,235.28	02/06/24
63	10096719	SS	Nashville	TN	Actual/360	4.360%	14,306.22	8,034.10	0.00	N/A	02/06/25	--	3,810,474.90	3,802,440.80	02/06/24
64	10093811	RT	Broomfield	CO	Actual/360	4.630%	14,164.89	6,412.66	0.00	N/A	01/06/25	--	3,552,818.81	3,546,406.15	02/06/24
65	10096721	LO	Sarasota	FL	Actual/360	5.250%	14,156.13	9,813.78	0.00	N/A	12/06/24	--	3,131,310.69	3,121,496.91	02/06/24
66	10096722	RT	Columbia	MS	Actual/360	4.570%	12,979.38	7,327.03	0.00	N/A	11/05/24	--	3,298,212.12	3,290,885.09	02/05/24
67	10096723	IN	Denver	CO	Actual/360	4.609%	13,106.97	5,444.57	0.00	N/A	11/06/24	--	3,302,450.45	3,297,005.88	02/06/24
Totals							3,515,870.29	1,342,864.74	0.00				952,668,391.95	951,325,527.30
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	13,694,576.00	10,978,011.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	6,190,164.56	6,345,466.92	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	2,126,876.50	3,167,532.11	01/01/23	12/31/23	07/06/21	0.00	0.00	325,475.21	651,372.00	0.00	0.00
6	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
7	4,213,128.00	2,106,564.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,457,797.92	1,823,580.00	02/01/19	09/30/19	08/07/23	23,574,205.99	3,787,246.70	50,645.37	2,404,918.02	83,903.66	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	6,378,081.46	3,477,539.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	3,821,059.00	2,915,466.00	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,564,524.35	2,078,254.65	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
16	3,977,562.05	4,297,269.47	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	2,702,933.70	01/01/19	09/30/19	02/06/24	6,500,000.00	25,719.24	77,041.28	382,337.08	0.00	0.00
18	6,444,044.53	6,373,094.30	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	(673,239.60)	(790,055.05)	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	1,528,315.32	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,737,858.97	1,114,569.94	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	3,578,509.25	3,096,454.16	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
25	2,635,647.05	2,086,531.96	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,405,441.78	902,361.88	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
28	25,872.45	2,415.29	01/01/23	03/31/23	11/06/23	7,084,909.90	101,547.42	47,650.76	483,918.05	0.00	0.00
29	1,092,522.44	1,174,217.37	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,355,501.69	1,045,469.56	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,706,593.30	1,400,754.51	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
32	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	1,134,998.82	1,519,318.50	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
37	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	597,385.94	572,762.12	07/01/18	06/30/19	10/06/23	2,209,774.71	82,533.89	37,432.62	569,132.22	0.00	0.00
41	917,064.20	687,800.12	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,293,690.30	937,364.99	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
48	784,776.78	591,200.68	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	1,973.92	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	652,608.70	679,313.60	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
52	210,540.15	388,348.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	953.84	0.00
53	685,414.94	536,958.49	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
55	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
57	561,969.93	552,820.48	01/01/23	12/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	472,717.45	360,863.76	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
59	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
60	233,821.26	128,499.76	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
62	642,314.83	600,717.70	01/01/22	12/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
63	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
64	351,616.67	263,713.93	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
65	862,045.68	740,925.22	10/01/22	09/30/23	--	0.00	0.00	0.00	0.00	49,143.00	0.00
66	360,035.98	288,290.42	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
67	517,568.42	416,200.64	01/01/23	09/30/23	--	0.00	0.00	0.00	0.00	28,411.97	0.00
Totals	75,011,091.75	67,091,846.01				39,368,890.60	3,997,047.25	538,245.24	4,491,677.37	164,386.39	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
02/12/24	1	76,500,000.00	0	0.00	4	82,765,228.55	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285720%	4.274249%	8
01/12/24	0	0.00	1	26,000,000.00	3	56,809,803.89	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.285800%	4.274328%	9
12/12/23	0	0.00	0	0.00	4	82,854,210.71	0	0.00	1	37,000,000.00	0	0.00	0	0.00	1	31,812,434.22	4.285880%	4.274407%	10
11/10/23	0	0.00	1	26,000,000.00	3	56,900,882.47	0	0.00	1	37,000,000.00	0	0.00	0	0.00	1	7,438,942.16	4.308688%	4.297255%	11
10/13/23	0	0.00	0	0.00	4	82,944,944.92	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.310577%	4.299153%	12
09/12/23	1	7,520,897.56	1	12,476,953.25	3	70,514,331.40	0	0.00	1	37,000,000.00	0	0.00	0	0.00	1	15,710,403.25	4.310669%	4.298575%	13
08/11/23	1	12,505,079.13	1	26,000,000.00	2	44,529,926.18	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.306397%	4.294525%	14
07/12/23	2	33,601,267.66	0	0.00	2	44,545,457.05	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.306477%	4.294603%	15
06/12/23	0	0.00	0	0.00	2	44,561,924.00	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.306562%	4.294687%	16
05/12/23	1	26,000,000.00	0	0.00	3	52,259,293.74	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.306640%	4.294764%	17
04/12/23	0	0.00	0	0.00	3	52,316,241.51	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.306724%	4.294847%	18
03/10/23	0	0.00	0	0.00	3	52,370,987.66	0	0.00	1	37,000,000.00	0	0.00	0	0.00	0	0.00	4.306801%	4.294922%	19
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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					Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
5	10096661	12/06/23	1	1	325,475.21	651,372.00	0.00	76,500,000.00	02/06/24	13
8	10096664	05/06/20	44	3	50,645.37	2,404,918.02	283,721.87	37,000,000.00	03/29/19	7			10/26/22
17	10096673	10/05/23	3	3	77,041.28	382,337.08	0.00	26,000,000.00	01/08/18	2
28	10096684	06/06/23	7	3	47,650.76	483,918.05	0.00	12,562,487.52	08/23/23	13
40	10096696	12/06/22	13	3	37,432.62	569,132.22	6,000.00	7,657,368.70	04/28/20	1
Totals					538,245.24	4,491,677.37	289,721.87	159,719,856.22
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		20,679,616	20,679,616	0		0
7 - 12 Months		842,985,911	709,720,683	96,265,229		37,000,000
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		87,660,000	61,660,000	26,000,000		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Feb-24	951,325,527	792,060,299	76,500,000	0	45,765,229	37,000,000
Jan-24	952,668,392	869,858,588	0	26,000,000	19,809,804	37,000,000
Dec-23	954,006,234	871,152,023	0	0	45,854,211	37,000,000
Nov-23	987,286,969	904,386,087	0	26,000,000	19,900,882	37,000,000
Oct-23	996,141,900	913,196,955	0	0	45,944,945	37,000,000
Sep-23	997,641,224	907,129,042	7,520,898	12,476,953	33,514,331	37,000,000
Aug-23	1,014,788,260	931,753,255	12,505,079	26,000,000	44,529,926	0
Jul-23	1,016,219,495	938,072,771	33,601,268	0	7,545,457	37,000,000
Jun-23	1,017,736,304	973,174,380	0	0	7,561,924	37,000,000
May-23	1,019,156,463	940,897,169	26,000,000	0	15,259,294	37,000,000
Apr-23	1,020,662,591	968,346,350	0	0	15,316,242	37,000,000
Mar-23	1,022,071,756	969,700,769	0	0	15,370,988	37,000,000
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
5	10096661	76,500,000.00	76,500,000.00	117,500,000.00	09/29/14	3,054,043.11	0.80000	12/31/23	01/06/25	I/O
8	10096664	37,000,000.00	37,000,000.00	17,900,000.00	06/16/23	1,823,580.00	1.47000	09/30/19	01/06/25	I/O
17	10096673	26,000,000.00	26,000,000.00	36,400,000.00	06/20/19	2,702,933.70	2.96000	09/30/19	01/05/45	(108)
28	10096684	12,331,854.47	12,562,487.52	6,200,000.00	10/20/23	(6,385.63)	(0.03000)	03/31/23	01/06/25	250
40	10096696	7,433,374.08	7,657,368.70	7,600,000.00	08/17/23	459,696.12	0.82000	06/30/19	12/06/24	249
Totals		159,265,228.55	159,719,856.22	185,600,000.00		8,033,867.30

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
5	10096661	MU	NY	02/06/24	13

"1/8/2024 This loan is secured by one office building and one mixed-use property located on Broadway in New York. Property #1 - 459 Broadway is a mixed-use property consisting of one, five-story building with 36,000 net rentable space, constructed in 191 5. Property #2 - 427 Broadway is mid-rise office consisting of a five-story building having one unit with 34,498 square feet of net rentable space, constructed in 1910.

01/08/2023 The Consolidated DSCR for 09/30/2023 was at 0.74x. Property #1- DSCR p er the 09/30/2023 analysis was at 0.74x and was consistent when compared with 09/30/2022 analysis DSCR of 0.80x. However, the low DSCR was due to decrease in re taxes. Property #2 - The DSCR per the 09/30/2023 analysis was at 0.73x and has significantly increased when compared with 09/30/2022 analysis DSCR of (0.24)x. DSCR of the property has been low since June 2020 due to low income. However, for both the properties DSCR decreased when compared with the underwriting DSCR of 1.31x. For both the properties, as of 11/01/2023 the occupancy was at 100% and per 05/10/2023, site inspection reports the properties were rated as fair. Per the borrower response dated 06/05/2023, expenses increased due to building repairs and professional fees, which were onetime expenses. Pursuant to the loan agreement collateral became subject to Lease sweep period in 2017, due to American Apparel Retail has vacated the premises. Additionally, the Major Tenant Psyop Media Company, LLC no longer occupies the building. Therefore, a n additional Lease Sweep Period has occurred. As of today, there is

$2.63 in the cash collateral account. On 01/04/2024, borrower was contacted for property performance updates."

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					Specially Serviced Loan Detail - Part 2

				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
8	10096664	RT	NY	03/29/19	7

2/6/2024 The property remained solely occupied by The Kooples (the former Derek Lam space was vacant since 2019) until the Receiver agreed to a short-term Lease with Barbara Strum. The Borrower was unable to submit a mutually acceptable settlement offer and a Receiver was put in place. The Special Servicer filed a foreclosure action and an auction occurred on 10/26/22 with Lender being the highest bidder. Special Servicer is engaged with The Kooples tenant on extending the Lease at current market rents. Additionally SS is also in final discussions with a premier tenant to occupy the entire GF space for a long-term Lease. Once either scenario is finalized, a potential market sale will be evaluated.

17	10096673	98	NC	01/08/18	2

2/6/2024 Special Servicer continues to monitor ongoing litigation surrounding one of the sponsors (litigation expected to conclude in July or August 2023). Once all proceedings have concluded, Special Servicer will assess outstanding risk and determine the appropriate next steps. Borrower has remained current on senior & mezzanine loan payments. Cash sweep has commenced. Foreclosure and receiver litigation to be filed. Receivership order entered. Receiver working with prior

	tenant and owner of parking.

28	10096684	MU	CA	08/23/23	13

2/6/2024 Loan transferred to special servicing due to borrower-declared imminent monetary default following borrower's expressed inability to make its debt service payments beginning in 6/2023. A pre-negotiation letter has been signed and

	discussions with the borrower parties remain ongoing.

40	10096696	LO	TX	04/28/20	1

2/6/2024 Loan transferred for Imminent Monetary Default at the Borrower's request as a result of the Covid-19 pandemic. The Loan is now in payment default. Lender is dual tracking settlement discussions with the legal process. Lender and

	Borrower are ne gotiating a forbearance to bring the loan current. Forbearance has closed. Borrower made second payment and loan will be placed in rehab.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD

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SE - Securities	CH - Cooperative Housing	ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other
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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
3	10096659	12/12/19	85,000,000.00	153,200,000.00	85,319,451.96	319,451.96	85,000,000.00	84,680,548.04	0.00	0.00	(1,118.24)	1,118.24	0.00%
34	10096690	02/10/23	11,053,929.84	18,550,000.00	12,610,168.23	307,740.76	11,826,638.03	11,518,897.27	0.00	0.00	0.00	0.00	0.00%
61	10096717	06/12/19	3,871,148.71	5,000,000.00	4,254,593.29	403,479.70	4,254,593.29	3,851,113.59	20,035.12	0.00	128,075.89	(108,040.77)	2.40%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			99,925,078.55	176,750,000.00	102,184,213.48	1,030,672.42	101,081,231.32	100,050,558.90	20,035.12	0.00	126,957.65	(106,922.53)

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	05/12/23	108,040.73	0.00	0.00	0.00	0.00	108,040.73	0.00	0.00	108,040.73
3	10096659	01/12/21	0.00	0.00	1,118.24	0.00	0.00	1,118.24	0.00	0.00	1,118.24
		12/12/19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	10096690	02/27/23	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
61	10096717	05/12/23	0.00	0.00	(108,040.77)	0.00	(108,040.77)	(20,035.12)	0.00	0.00	0.00
		06/12/19	0.00	0.00	20,035.12	0.00	0.00	20,035.12	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			108,040.73	0.00	(106,922.53)	0.00	(108,040.77)	109,158.97	0.00	0.00	109,158.97

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
5	0.00	0.00	0.00	0.00	3,261.47	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	7,965.28	0.00	0.00	89,218.54	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	1,350.20	0.00	0.00	0.00	0.00	0.00	0.00	0.00
17	0.00	0.00	5,597.22	0.00	0.00	25,719.24	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	2,660.94	0.00	0.00	25,593.25	0.00	0.00	0.00	0.00	0.00	0.00
40	0.00	0.00	1,603.67	0.00	0.00	9,084.26	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	17,827.11	0.00	4,611.67	149,615.29	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		172,054.07

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Supplemental Notes
None

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